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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014
Invesco Trust for Investment
Grade Municipals
NYSE: VGM

2 Letters to Shareholders

3 Trust Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

20 Financial Statements

23 Notes to Financial Statements

28 Financial Highlights

30 Approval of Investment Advisory and Sub-Advisory Contracts

32 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Trust for Investment Grade Municipals

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	7.82%
Trust at Market Value	5.61
Barclays Municipal Bond Index▼ (Former Broad Market Index)*	4.19
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)*	5.13
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index¢ (Peer Group Index)*	8.53

Market Price Discount to NAV as of 8/31/14	-9.57

Source: ▼FactSet Research Systems Inc.; ¢Lipper Inc.

*	During the reporting period, the Trust adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures. The S&P Municipal Bond Index now represents the Trust’s broad market benchmark instead of the Barclays Municipal Bond Index as the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market. The S&P Municipal Bond 5+ Year Investment Grade Index and Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index are now the Trust’s style-specific and peer group benchmarks, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment grade US municipal bonds seeks to measure the performance US municipals whose maturities are greater than or equal to five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco Trust for Investment Grade Municipals

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Trust for Investment Grade Municipals

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.60%(a)
Alabama–1.95%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/39	$1,275	$1,424,426
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/44	1,275	1,418,756
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/39	3,225	3,496,384
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	2,500	2,764,975
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,443,872
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,844,158
				15,392,571

Alaska–0.76%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	4,755	5,383,991
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS–AGM)(b)	5.75%	03/01/16	585	587,726
				5,971,717

Arizona–3.80%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	2,923,776
Series 2008 B, Highway RB(c)	5.00%	07/01/26	3,835	4,373,741
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,117,616
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	801,135
Series 2010, RB	5.13%	05/15/40	1,500	1,604,670
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/32	1,775	1,833,788
Navajo County Pollution Control Corp.; Series 2009 E, PCR(d)	5.75%	06/01/16	1,035	1,123,865
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	917,009
Series 2009, Education RB	7.13%	01/01/45	925	879,342
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(e)	6.50%	07/01/34	510	566,743
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,381,470
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(f)	6.55%	12/01/37	3,400	3,461,676
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/28	3,145	3,617,819
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,217,568
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	1,000	1,141,920
				29,962,138

California–18.23%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(b)	6.00%	09/01/16	1,300	1,399,086
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(g)	5.00%	04/01/18	4,500	5,199,390
Series 2008 F-1, Toll Bridge RB(c)(d)(g)	5.00%	04/01/18	1,500	1,733,130
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/28	1,250	797,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(c)	5.00%	12/01/24	$1,175	$1,353,988
Series 2008 AE, Water System RB(c)	5.00%	12/01/25	1,500	1,726,080
Series 2008 AE, Water System RB(c)	5.00%	12/01/26	1,500	1,723,095
Series 2008 AE, Water System RB(c)	5.00%	12/01/27	875	1,003,389
Series 2008 AE, Water System RB(c)	5.00%	12/01/28	1,500	1,720,560
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,717,575
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,184,180
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(f)	5.30%	08/01/23	2,525	2,609,209
Series 2008 K, Home Mortgage RB(f)	5.45%	08/01/28	5,500	5,645,310
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/27	1,415	1,524,139
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/30	1,650	1,745,766
Series 2012, Water Furnishing RB(e)(f)	5.00%	07/01/37	3,610	3,796,059
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(f)	5.00%	07/01/27	1,500	1,547,940
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,721,195
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,349,100
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,141,064
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,467,878
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,512,430
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,800	4,384,706
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,099,104
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,500	3,005,500
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,850	2,093,109
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	570	581,155
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	5,580	6,408,184
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(b)	5.00%	09/01/33	1,550	1,557,053
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB(g)(h)	0.00%	01/01/23	10,750	9,091,167
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,076,800
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	5,045	4,619,000
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,680	4,692,816
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,400	1,573,404
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB(c)	5.00%	05/15/35	1,000	1,133,670
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,256,200
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,700	1,922,547
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,135,772
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,000	1,272,840
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	5.50%	03/01/18	145	154,168
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB(d)(g)	5.50%	11/01/14	3,500	3,602,550
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,836,850
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,796,182
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	6,210	7,042,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/25	$1,165	$1,341,020
Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/26	2,335	2,651,976
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	5,070	5,819,498
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,340	3,822,931
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	710	781,596
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,831,850
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(c)	5.25%	07/01/29	1,440	1,699,171
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,675,198
				143,577,366

Colorado–3.51%
Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB	5.00%	03/01/38	3,000	3,365,220
Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	2,963,230
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS–SGI)(b)	5.25%	12/01/23	3,405	3,411,878
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(b)(c)	5.00%	09/01/36	7,300	7,676,461
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	623,127
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	444,789
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,438,625
Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,910,018
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	1,959,037
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	900	893,214
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,922	1,931,706
				27,617,305

Connecticut–0.72%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(f)	6.60%	07/01/24	3,580	3,592,279
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(f)	5.50%	04/01/21	1,800	2,056,824
				5,649,103

District of Columbia–3.41%
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS–ACA)(b)	5.75%	06/01/18	2,000	2,004,940
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,245	2,287,633
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,247,081
Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,098,986
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(b)	5.50%	10/01/41	6,000	6,690,360
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/29	1,150	1,291,623
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/34	2,350	2,608,594
Series 2013 A, Sub. Lien Public Utility RB(c)	5.00%	10/01/44	3,080	3,497,248
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,940	3,088,205
				26,814,670

Florida–15.17%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,052,510
Series 2007, IDR	5.88%	11/15/36	1,000	1,002,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	$1,000	$1,163,130
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	5,058,456
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/38	2,380	2,667,337
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,830,658
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(e)	7.75%	05/15/35	1,340	1,450,001
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(e)	6.50%	05/15/20	1,335	1,342,289
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,450	1,681,275
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(b)	5.95%	07/01/20	345	368,588
Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds(c)	4.75%	06/01/35	15,000	15,536,550
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/26	1,910	2,140,212
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/27	1,935	2,165,323
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/28	2,100	2,336,103
Series 2008 A, Ref. Turnpike RB(c)	5.00%	07/01/32	2,500	2,760,325
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(f)	5.13%	06/01/27	2,475	2,821,673
Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB(f)	8.60%	11/01/18	40	40,214
Gainesville (City of); Series 1980, Utility System RB(g)	8.13%	10/01/14	70	70,462
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB(i)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB(j)	6.75%	05/01/39	2,145	284,620
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(f)	5.38%	10/01/33	1,450	1,622,869
Series 2008 A, RB (INS–AGC)(b)(c)(f)	5.50%	10/01/38	3,260	3,659,057
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	10,905,492
Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS–AGM)(b)	5.00%	03/01/15	750	753,037
Series 2000, Capacity Special Assessment RB (INS–AGM)(b)	5.00%	09/01/15	750	753,038
Series 2006 A, Solid Waste & Resource Recovery RB (INS–BHAC)(b)(f)	4.50%	09/01/34	3,130	3,210,566
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,600	5,073,754
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,284,747
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	955	1,036,863
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS–AGC)(b)(f)	5.00%	10/01/38	3,200	3,238,944
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,547,925
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,089,106
Miami-Dade (County of);
Series 2002 A, Aviation RB (INS–AGM)(b)(f)	5.00%	10/01/33	1,140	1,141,254
Series 2002 A, Aviation RB (INS–AGM)(b)(f)	5.13%	10/01/35	835	835,927
Series 2012 A, Ref. Aviation RB(f)	5.00%	10/01/28	1,000	1,112,670
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,324,479
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,870	2,075,102
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB(e)	7.00%	10/01/25	1,000	1,003,130
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	190	190,855
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	290	285,061
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,772,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/23	$4,000	$4,764,640
Series 2011, Ref. RB(c)	5.00%	10/01/31	3,860	4,455,598
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)	5.35%	05/01/18	4,675	5,327,443
Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/36	880	612,850
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(e)	5.25%	10/01/27	600	641,358
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,265	1,183,407
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Floating Rate Health Care RB(k)	1.34%	01/01/49	1,875	752,156
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	967,112
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,075,560
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,003,290
				119,471,271

Georgia–2.39%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	430	521,599
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	790	958,286
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	365,952
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,031,900
Atlanta (City of);
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,247,287
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,417,200
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,227,788
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,706,350
Georgia (State of) Municipal Electric Authority;
Series 1997 A, Power RB (INS–NATL)(b)	6.50%	01/01/20	2,100	2,385,306
Series 1998 Y, Power RB(g)	6.50%	01/01/17	110	115,338
Series 1998 Y, Power RB (INS–NATL)(b)	6.50%	01/01/17	3,575	3,817,278
				18,794,284

Hawaii–0.92%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,637,117
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,270,000
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,329,210
				7,236,327

Idaho–0.76%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,156,990
Series 2008 A, RB	6.75%	11/01/37	1,500	1,693,830
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,090	1,136,696
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/21	1,675	1,967,689
				5,955,205

Illinois–19.00%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,951,180
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,190,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(f)	5.50%	01/01/32	$2,770	$3,108,965
Series 2014 A, Ref. Second Lien RB(f)	5.00%	01/01/41	1,275	1,360,667
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/24	4,400	4,639,228
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/25	11,500	12,110,995
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/33	5,700	5,999,136
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	12/01/27	5,775	6,234,170
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/27	5,900	6,369,109
Series 2011 A, Unlimited Tax GO Bonds(c)	5.00%	12/01/41	1,860	1,888,700
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(d)(k)	0.87%	06/02/18	1,000	973,160
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	5,760	6,379,258
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,835	4,234,645
Chicago (City of);
Series 1993 B, Unlimited Tax GO Bonds(g)	5.13%	01/01/15	355	360,960
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/25	3,500	3,808,140
Series 2011, COP	7.13%	05/01/21	525	564,302
Series 2011, COP	7.13%	05/01/21	1,010	1,085,609
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,910	3,169,135
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,745	2,915,245
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,025	2,123,030
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(b)	5.00%	01/01/32	1,200	1,320,684
Illinois (State of) Finance Authority (Adventist Health System); Series 1997 A, RB (INS–NATL)(b)	5.50%	11/15/15	2,500	2,647,200
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,099,300
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,470	1,535,915
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS–AGM)(b)	6.75%	04/15/17	800	876,016
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,010,455
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/24	3,500	4,011,875
Series 2009 A, RB(c)	5.75%	08/15/30	2,000	2,310,060
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,794,885
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,700	1,782,000
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,121,863
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,027,710
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,455,624
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,918,635
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB(g)	7.00%	02/15/18	1,180	1,328,586
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(b)	5.00%	11/15/31	2,535	2,540,476
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,455	2,663,626
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	3,565	3,940,430
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	3,720	4,178,676
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(f)	5.05%	08/01/29	1,330	1,369,807
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,689,955
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/31	1,235	1,381,854
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/32	1,125	1,251,956
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/38	3,875	4,302,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	$2,525	$2,783,762
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,150	1,234,640
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,300	1,378,182
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,300	1,397,409
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,150	1,206,120
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/41	1,800	1,950,732
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,438,217
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,410	1,425,242
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(f)	7.00%	12/01/42	735	758,946
				149,599,217

Indiana–4.91%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(c)	5.00%	11/15/36	5,600	5,904,696
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	4,049,677
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,498,584
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, Tax-Exempt RB(f)	5.25%	09/01/34	895	965,812
Series 2014, Tax-Exempt RB(f)	5.25%	09/01/40	1,280	1,378,035
Series 2014, Tax-Exempt RB(f)	5.00%	09/01/46	1,535	1,608,895
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,646,425
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(f)	5.00%	07/01/40	3,960	4,194,670
Series 2013 A, Private Activity RB(f)	5.00%	07/01/35	500	532,675
Series 2013 A, Private Activity RB(f)	5.00%	07/01/48	590	621,400
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,592,115
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	3,680	3,805,194
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,500	1,705,950
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(c)	5.00%	02/01/30	3,300	3,757,611
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS–AGM)(b)(h)	0.00%	01/15/19	1,280	1,197,542
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(f)	6.75%	01/01/34	1,500	1,701,030
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(e)	5.75%	09/01/42	500	504,035
				38,664,346

Iowa–0.26%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	2,061,180

Kansas–0.89%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/38	3,800	4,313,228
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,400	1,603,826
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,000	1,113,640
				7,030,694

Kentucky–2.79%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	2,300	2,489,336
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/30	1,000	1,143,800
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,105,337
Series 2010 A, Hospital RB	6.50%	03/01/45	3,400	3,889,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/24	$2,470	$2,837,462
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/25	2,780	3,180,820
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,139,240
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	3,915	4,071,796
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,132,870
				21,989,887

Louisiana–2.17%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	1,482	549,111
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,775,650
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(b)	6.75%	06/01/26	3,100	3,678,522
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	760	830,399
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(d)	4.00%	06/01/22	1,000	1,067,990
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,941,400
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	885	975,137
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	885	957,880
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,680	1,803,648
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,415	1,512,394
				17,092,131

Maryland–0.75%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	976,464
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,017,012
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,681,561
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,213,042
				5,888,079

Massachusetts–4.26%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,455	1,637,632
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,636,060
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,966,760
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(c)	5.00%	10/01/38	7,000	7,828,520
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	247	201,845
Series 2011 A-1, RB	6.25%	11/15/46	532	423,154
Series 2011 A-2, RB	5.50%	11/15/46	41	29,033
Series 2011 B, CAB RB(h)	0.00%	11/15/56	206	912
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	835,320
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,497,305
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(b)(c)	4.50%	08/15/35	5,740	5,931,888
Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	1,800	2,110,284
Series 2011 C, Ref. General RB(c)	5.00%	08/01/31	3,000	3,464,670
				33,563,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–2.73%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(b)	7.00%	07/01/27	$3,925	$4,624,121
Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS–NATL)(b)(h)	0.00%	06/01/15	3,500	3,433,290
Series 1994, Tax Increment Allocation CAB RB (INS–NATL)(b)(h)	0.00%	06/01/16	2,765	2,628,409
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(d)	5.50%	01/15/15	600	611,922
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	1,275	1,314,512
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS–AGM)(b)	5.00%	07/01/30	2,785	3,020,165
Series 2014-D-1, Water Supply Ref. Senior Lien RB (INS–AGM)(b)	5.00%	07/01/35	1,250	1,336,613
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	640	682,746
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	640	673,235
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,194,850
				21,519,863

Minnesota–0.99%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,234,907
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,200,353
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS–NATL)(b)	5.75%	11/15/26	50	50,088
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,278,254
				7,763,602

Missouri–1.84%
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,729,886
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,592,950
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,642,271
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	595	616,569
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,277,868
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	912,024
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,310,125
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	1,000,155
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,374,391
				14,456,239

Nebraska–0.79%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	1,500	1,626,480
Series 2012, Gas RB	5.25%	09/01/37	1,500	1,646,745
Series 2012, Gas RB	5.00%	09/01/42	2,750	2,944,590
				6,217,815

Nevada–2.06%
Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS–NATL)(b)(f)	5.25%	03/01/38	1,000	1,009,890
Series 2004 A, IDR (INS–AMBAC)(b)(f)	5.25%	07/01/34	3,000	3,002,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)	5.00%	06/01/22	$4,300	$4,884,886
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)	5.00%	06/01/23	3,300	3,743,685
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,588,954
				16,229,905

New Hampshire–0.08%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS–AMBAC)(b)(f)	6.30%	05/01/22	650	653,010

New Jersey–5.64%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,737,424
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(f)	5.13%	01/01/34	1,250	1,361,875
Series 2013, Private Activity RB(f)	5.38%	01/01/43	1,000	1,087,520
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS–NATL)(b)	5.90%	03/15/21	25,000	28,827,500
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,368,188
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	1,325	1,472,155
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,195	1,185,117
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	4,300	3,882,900
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,800	1,516,554
				44,439,233

New Mexico–0.90%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,468,000
Jicarilla Apache Nation; Series 2003 A, RB(e)	5.50%	09/01/23	1,250	1,241,775
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)	6.38%	08/01/32	2,050	2,390,833
				7,100,608

New York–16.04%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,343,489
Series 2009, PILOT RB	6.38%	07/15/43	860	974,887
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,685,640
Series 2010 D, RB	5.25%	11/15/26	7,500	8,639,325
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(b)(f)	5.75%	12/01/22	3,000	3,018,660
Series 1997 6, Special Obligation RB (INS–NATL)(b)(f)	5.75%	12/01/25	3,000	3,008,430
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,494,820
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB(c)	5.00%	10/01/35	12,100	13,007,742
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB(c)	5.00%	06/15/22	8,450	9,758,567
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/45	7,665	8,478,793
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB(g)	5.40%	01/01/18	9,775	10,528,848
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	5,300	5,966,369
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	7,000	7,938,770
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/26	7,225	8,125,163
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	3,390	3,939,112
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS–AGC)(b)	5.00%	10/01/24	3,000	3,423,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	$2,900	$3,289,963
Series 2014 C, Personal Income Tax RB(c)	5.00%	03/15/40	5,655	6,434,033
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/26	2,800	3,239,320
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/27	3,100	3,580,810
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/29	5,670	6,518,289
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/31	2,910	3,447,593
New York City Housing Development Corp.; Series 2007 E-1, MFH RB(f)	5.35%	11/01/37	2,400	2,486,088
				126,327,801

North Carolina–1.07%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	7,327,721
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	1,071,326
				8,399,047

North Dakota–0.33%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,060,640
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,529,685
				2,590,325

Ohio–7.91%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	3,946,705
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(e)	6.50%	01/01/34	1,150	1,212,387
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	460,134
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	3,685	4,047,936
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,392,240
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	04/01/24	4,800	5,342,784
Series 2006 A, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/24	4,500	5,008,590
Series 2006 B, Hospital Facilities RB (INS–AGM)(b)(c)	5.00%	02/01/24	4,525	5,036,687
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,262,230
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(b)(c)	5.00%	10/01/41	1,625	1,696,679
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB(c)	5.00%	01/01/27	4,000	4,472,400
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(f)	4.80%	09/01/36	8,000	8,166,240
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,828,728
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,634,831
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(d)(g)	6.75%	01/15/15	3,000	3,075,030
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP–GNMA)(c)	5.50%	09/01/39	150	150,839
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	3,610	3,914,215
Series 2010 C, Ref. PCR(d)	4.00%	06/03/19	2,650	2,650,000
				62,298,655

Pennsylvania–2.10%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,710,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	$1,450	$1,575,990
Series 2010 D, RB	5.00%	01/01/40	1,500	1,614,315
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,102,536
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(b)	5.00%	06/01/39	1,825	1,943,461
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	5.75%	12/01/28	3,450	3,706,197
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	6.00%	12/01/34	2,100	2,233,602
Subseries 2014 A-2, Sub. Conv. CAB RB(j)	5.13%	12/01/39	1,000	669,130
				16,555,381

Puerto Rico–0.29%
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,875	2,251,873

South Carolina–3.23%
Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP(g)	5.25%	02/01/16	1,280	1,345,011
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB(c)(d)(g)	5.25%	12/01/15	3,375	3,590,966
Series 2005, Installment Purchase RB(c)(d)(g)	5.25%	12/01/15	10,125	10,772,899
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.50%	02/01/38	1,000	1,131,320
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,809,024
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	535	435,630
Series 2012, Ref. Sub. CAB RB(h)	0.00%	11/15/47	229	9,146
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,385,202
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/33	4,500	4,951,980
				25,431,178

Tennessee–1.66%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,383,497
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,771,316
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS–BHAC)(b)(c)	5.25%	09/01/27	4,550	4,918,186
				13,072,999

Texas–20.06%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(f)	4.85%	04/01/21	2,375	2,469,121
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,750	1,972,425
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/18	1,875	2,133,262
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/19	2,200	2,535,544
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	390	391,548
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	1,500	1,657,860
Series 2012 G, Ref. RB	5.00%	11/01/35	3,525	3,880,990
Series 2013 A, Joint Improvement RB(f)	5.00%	11/01/30	1,700	1,870,289
Series 2014 A, Ref. RB(f)	5.25%	11/01/26	1,000	1,157,610
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/37	7,960	8,840,694
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(c)	5.00%	08/15/32	1,000	1,135,470
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(g)	7.25%	12/01/18	1,200	1,517,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	$1,550	$1,695,406
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)(c)	5.00%	11/15/36	12,800	14,104,320
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/31	1,215	1,406,776
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	3,120	3,586,346
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(d)(k)	0.79%	06/01/17	2,400	2,400,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	02/01/37	5,025	5,417,704
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,262,750
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	2,395	2,725,127
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/32	1,650	1,755,369
Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,615,880
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,138,450
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,621,569
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,115,970
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,807,099
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/36	4,365	5,084,352
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,695	3,024,167
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,452,275
Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,651,450
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,795,118
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,030,200
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	840,502
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,186,410
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	665,717
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/28	4,900	5,625,886
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)	5.00%	04/01/28	8,700	9,785,238
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,780	4,101,187
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS–AMBAC)(b)(h)	0.00%	08/15/29	5,000	2,054,900
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,607,120
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,970	7,408,889
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,650,480
Series 2012, Gas Supply RB	5.00%	12/15/28	1,410	1,545,092
Series 2012, Gas Supply RB	5.00%	12/15/29	1,325	1,446,993
Series 2012, Gas Supply RB	5.00%	12/15/31	4,860	5,235,484
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,368,800
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(f)	7.00%	12/31/38	1,500	1,852,845
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,351,357
				157,979,153

Utah–0.14%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,134,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.39%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$2,775	$3,064,960

Virginia–1.25%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(g)	5.50%	06/01/26	385	399,464
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(f)	6.00%	01/01/37	1,000	1,131,230
Series 2012, Sr. Lien RB(f)	5.50%	01/01/42	3,650	3,981,749
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(f)	5.00%	07/01/34	3,220	3,388,116
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	955,037
				9,855,596

Washington–4.55%
Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB(f)	5.50%	07/01/25	1,080	1,257,401
Series 2011 A, Ref. Consolidated RB(f)	5.50%	07/01/26	1,175	1,360,098
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,893,587
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,677,077
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,710,675
Washington (State of) (SR 520 Corridor Program–Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/32	2,000	2,311,100
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/41	13,370	14,928,541
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	3,495	3,738,077
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(g)	6.25%	05/15/21	1,525	1,978,855
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(e)	6.00%	01/01/27	2,325	2,421,952
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	2,250	2,521,462
				35,798,825

West Virginia–1.07%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	262,082
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,335,369
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,620,285
Series 2008, RB	6.25%	10/01/23	1,695	1,794,530
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,774,565
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,656,465
				8,443,296

Wisconsin–1.30%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(g)	5.50%	12/15/20	2,000	2,465,860
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	700	753,249
Series 2007 B, Collateralized Utility RB(f)	5.75%	11/01/37	625	652,981
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(d)	5.13%	08/15/16	1,400	1,524,922
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,137,951
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(f)	5.30%	09/01/23	839	888,283
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,815,962
				10,239,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.53%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(f)	5.60%	12/01/35	$2,000	$2,042,500
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,112,201
				4,154,701
TOTAL INVESTMENTS(l)–163.60% (Cost $1,188,147,488)				1,288,308,291
FLOATING RATE NOTE OBLIGATIONS–(29.26)%
Notes with interest and fee rates ranging from 0.57% to 0.87% at 08/31/14 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1J)(m)				(230,455,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.71)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–0.37%				2,909,709
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$787,463,000

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts

GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $17,603,802, which represented 2.24% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2014 was $1,161,969, which represented less than 1% of the Trust’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.0%
Assured Guaranty Corp.	6.2

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Trust’s investments with a value of $413,802,224 are held by Dealer Trusts and serve as collateral for the $230,455,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2014

Revenue Bonds	84.8%
General Obligation Bonds	10.9
Pre-refunded Bonds	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Trust for Investment Grade Municipals

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,188,147,488)	$1,288,308,291
Receivable for:
Investments sold	7,974,932
Interest	16,136,483
Deferred offering costs	96,732
Other assets	23,050
Total assets	1,312,539,488

Liabilities:
Floating rate note obligations	230,455,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 2,733 shares issued with liquidation preference of $100,000 per share)	273,300,000
Payable for:
Investments purchased	16,077,895
Amount due custodian	4,741,686
Income distributions — common shares	121,189
Accrued fees to affiliates	444
Accrued interest expense	267,385
Accrued trustees’ and officers’ fees and benefits	7,589
Accrued other operating expenses	105,300
Total liabilities	525,076,488
Net assets applicable to common shares	$787,463,000

Net assets consist of:
Shares of beneficial interest — common shares	$829,799,884
Undistributed net investment income	3,688,787
Undistributed net realized gain (loss)	(146,186,474)
Net unrealized appreciation	100,160,803
$787,463,000

Shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares outstanding	54,225,296
Net asset value per common share	$14.52
Market value per common share	$13.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Trust for Investment Grade Municipals

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$29,621,964

Expenses:
Advisory fees	3,507,035
Administrative services fees	91,734
Custodian fees	9,023
Interest, facilities and maintenance fees	2,344,705
Transfer agent fees	33,546
Trustees’ and officers’ fees and benefits	35,441
Other	212,966
Total expenses	6,234,450
Net investment income	23,387,514

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(368,445)
Change in net unrealized appreciation of investment securities	33,249,738
Net realized and unrealized gain	32,881,293
Net increase in net assets resulting from operations applicable to common shares	$56,268,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Trust for Investment Grade Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$23,387,514	$46,534,750
Net realized gain (loss)	(368,445)	(11,811,767)
Change in net unrealized appreciation (depreciation)	33,249,738	(52,923,918)
Net increase (decrease) in net assets from operations applicable to common shares	56,268,807	(18,200,935)
Distributions to shareholders from net investment income	(23,913,359)	(49,671,459)
Net increase (decrease) in net assets	32,355,448	(67,872,394)

Net assets applicable to common shares:
Beginning of period	755,107,552	822,979,946
End of period (includes undistributed net investment income of $3,688,787 and $4,214,632, respectively)	$787,463,000	$755,107,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Trust for Investment Grade Municipals

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by (used in) operating activities:
Net increase in net assets resulting from operations applicable to common shares	$56,268,807

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(74,112,132)
Net sales of short-term investments	4,750,000
Proceeds from sales of investments	56,372,348
Amortization of premium	1,564,792
Accretion of discount	(870,402)
Increase in receivables and other assets	(138,416)
Increase in accrued expenses and other payables	18,762
Net realized loss from investment securities	368,445
Net change in unrealized appreciation on investment securities	(33,249,738)
Net cash provided by operating activities	10,972,466

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(23,941,055)
Increase in payable for amount due custodian	1,298,589
Net payments for floating rate note obligations	11,670,000
Net cash provided by (used in) financing activities	(10,972,466)
Net increase (decrease) in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,282,941

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Trust for Investment Grade Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

23                         Invesco Trust for Investment Grade Municipals

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to

24                         Invesco Trust for Investment Grade Municipals

tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are restated in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

25                         Invesco Trust for Investment Grade Municipals

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Effective August 29, 2014, Trustees will have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” will include amounts accrued by the Trust to fund such deferred compensation amounts.

During the six months ended August 31, 2014, the Trust did not pay any legal fees for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP. Effective August 29, 2014, Skadden, Arps, Slate, Meagher & Flom LLP is no longer counsel to the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $224,106,143 and 0.63%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$11,260,708	$—	$11,260,708
February 29, 2016	54,105,639	—	54,105,639
February 28, 2017	40,510,505	—	40,510,505
February 28, 2018	8,635,210	—	8,635,210
February 28, 2019	10,246,564	—	10,246,564
Not subject to expiration	3,214,793	9,454,514	12,669,307
	$127,973,419	$9,454,514	$137,427,933

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26                         Invesco Trust for Investment Grade Municipals

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $83,904,552 and $63,245,186, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,887,574
Aggregate unrealized (depreciation) of investment securities	(5,494,400)
Net unrealized appreciation of investment securities	$98,393,174

Cost of investments for tax purposes is $1,189,915,117.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	54,225,296	54,225,296
Shares issued through dividend reinvestment	—	—
Ending shares	54,225,296	54,225,296

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 8, 2012, the Trust issued 2,733 Series 2015/6-VGM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 8, 2012 were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.10% to 4.00% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2014 were $273,300,000 and 1.16%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.074	September 15, 2014	September 30, 2014
October 1, 2014	$0.074	October 16, 2014	October 31, 2014

27                         Invesco Trust for Investment Grade Municipals

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012		Four months ended February 28, 2011		Years ended October 31,
			2014	2013					2010		2009
Net asset value per common share, beginning of period	$13.93		$15.18	$14.88	$13.01		$14.46		$13.62		$10.98
Net investment income(a)	0.43		0.86	0.86	0.97		0.34		1.08		1.17
Net gains (losses) on securities (both realized and unrealized)	0.60		(1.19)	0.48	1.97		(1.44)		0.82		2.41
Distributions paid to preferred shareholders from net investment income	N/A		N/A	(0.00)	(0.01)		(0.00)		(0.01)		(0.05)
Total from investment operations	1.03		(0.33)	1.34	2.93		(1.10)		1.89		3.53
Less dividends paid to common shareholders	(0.44)		(0.92)	(1.04)	(1.06)		(0.35)		(1.05)		(0.89)
Net asset value per common share, end of period	$14.52		$13.93	$15.18	$14.88		$13.01		$14.46		$13.62
Market value per common share, end of period	$13.13		$12.86	$15.15	$15.37		$12.90		$15.00		$13.55
Total return at net asset value(b)	7.82%		(1.54)%	9.26%	23.39%		(7.56)%		14.39%
Total return at market value(c)	5.61%		(8.93)%	5.57%	28.54%		(11.67)%		19.27%		44.66%
Net assets applicable to common shares, end of period (000’s omitted)	$787,463		$755,108	$822,980	$805,490		$702,617		$780,231		$733,600
Portfolio turnover rate(d)	5%		12%	9%	15%		3%		11%		17%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.61	%(e)	1.65%	1.57%	1.34	%(f)	1.30	%(f)(g)	1.23	%(f)	1.46	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.01	%(e)	1.03%	1.00%	1.08	%(f)	1.03	%(f)(g)	1.03	%(f)	1.12	%(f)
Without fee waivers and/or expense reimbursements	1.61	%(e)	1.65%	1.57%	1.40	%(f)	1.30	%(f)(g)	1.34	%(f)	1.64	%(f)
Ratio of net investment income before preferred share dividends	6.03	%(e)	6.17%	5.73%	6.99%		7.83	%(g)	7.74%		9.70%
Preferred share dividends	N/A		N/A	0.01%	0.07%		0.11	%(g)	0.10%
Ratio of net investment income after preferred share dividends	6.03	%(e)	6.17%	5.72%	6.92%		7.72	%(g)	7.64%		9.32%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(h)	$273,300		$273,300	$273,300	$273,350		$348,400		$348,400		$402,000
Asset coverage per preferred share(h)(i)	$388,131		$376,292	$401,127	$98,668		$75,417		$80,989		$70,624
Liquidating preference per preferred share(j)	$100,000		$100,000	$100,000	$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $769,440.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

28                         Invesco Trust for Investment Grade Municipals

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

A shareholder demand letter dated August 6, 2010, contains allegations that, prior to the tenure of the current adviser, the Board and certain individuals breached their fiduciary duties to the Invesco Trust for Investment Grade Municipals and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (“ARPS”) at par value at the expense of the Trust and common shareholders. The shareholders claimed that the Trust was not obliged to provide liquidity to preferred shareholders, the redemptions were improperly motivated to benefit the Adviser, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The shareholders demand that 1) the Board take action against the Adviser and the individuals named to recover damages and 2) the Board refrain from authorizing further redemptions of repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction. According to the demand letter, if the Trust does not take appropriate action, the shareholders will commence a shareholder derivative action on behalf of the Trust. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. Upon completion of its investigation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters, after which the Board publicly announced on June 24, 2011, that the Independent Trustees had adopted the SLC’s recommendation and voted to reject the demands. The Trust is not the subject of a lawsuit in connection with this demand letter.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

29                         Invesco Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Trust for Investment Grade Municipals (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and, during meetings held on March 5-6, 2014 and May 5-6, 2014, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 6, 2014, all Trustees present and voting, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 6, 2014, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period, the fourth quintile for the two and three year periods, the second quintile for the five year period and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one and five year periods and below the performance of the applicable Lipper index for the two, three and ten year periods. The Board also considered the additional resources that Invesco Advisers had devoted to further develop

30                         Invesco Trust for Investment Grade Municipals

its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

31                         Invesco Trust for Investment Grade Municipals

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Trust for Investment Grade Municipals (the “Fund”) was held on August 29, 2014. The Meeting was held for the following purposes:

(1)	Elect four Class I Trustees, three by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2016 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Albert R. Dowden	45,073,777	2,679,097	752,508
	Dr. Prema Mathai-Davis	44,892,656	2,887,305	725,421
	Raymond Stickel, Jr.	45,160,376	2,592,768	752,238
	Hugo F. Sonnenschein(P)	2,733	0	0

(2)	Elect five Class II Trustees, four by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares, voting separately, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2017 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(2)	David C. Arch	45,127,759	2,623,588	754,035
	Dr. Larry Soll	45,015,033	2,713,713	776,636
	Philip A. Taylor	45,258,075	2,494,610	752,697
	Suzanne H. Woolsey	45,118,161	2,617,993	769,228
	Frank S. Bayley(P)	2,733	0	0

(3)	Elect five Class III Trustees by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, each of whom will serve until the later of the Fund’s annual meeting of shareholders in 2015 or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(3)	James T. Bunch	45,110,610	2,646,331	748,441
	Bruce L. Crockett	45,148,992	2,611,082	745,308
	Rodney F. Dammeyer	45,036,945	2,703,931	764,506
	Jack M. Fields	45,110,161	2,656,715	738,506
	Martin L. Flanagan	45,111,154	2,647,808	746,420

(P)	Election of Trustee by preferred shareholders only.

32                         Invesco Trust for Investment Grade Municipals

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06471	VK-CE-IGMUNI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade Municipals

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.